Summary of Loans on Nonaccrual Status and Accruing Loans which are Past Due One Day or More by Loan Portfolio (Parenthetical) (Detail) (USD $) In Millions	Dec. 31, 2010
Commercial Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due 90 days or more and still accruing	$ 1,559
Consumer Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due 90 days or more and still accruing	$ 960